Commitments and contingencies (Details 1)	Dec. 31, 2022 USD ($)
Statement [Line Items]
Milestone payments for royalty acquisitions	$ 12,454,216
Limpopo [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	6,571,175
Bullabulling [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	678,972
Koolyanobbing [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	339,486
El Molino [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	450,000
Janet Ivy [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	2,036,917
Goldlund [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	886,001
Brits [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	1,250,000
Uley [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	149,374
Winston Lake [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	73,833
Norbec & Millenbach [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	$ 18,458